Supplementary Cash Flow Information - Summary of Supplementary Cash Flow Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Supplementary Cash Flow Information [Abstract]
Total Current Assets	$ 9,708	$ 12,430
Total Current Liabilities	6,210	8,021
Working Capital	3,498	4,409
Adjusted working capital	3,700	4,700
Contingent Payments	$ 164	$ 263